Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE HIGH YIELD FUND, INC.
Entity Central Index Key	0000754915
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000183992
Shareholder Report [Line Items]
Fund Name	U.S. High Yield Fund
Class Name	Investor Class
Trading Symbol	TUHYX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Investor Class	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 522,054,000
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	39.70%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$522,054
Number of Portfolio Holdings	107

Holdings [Text Block]
Corporate Bonds	88.1%
Securities Lending Collateral	6.5
Bank Loans	5.5
Preferred Stocks	0.6
Short-Term and Other	-0.7

Largest Holdings [Text Block]
CCO Holdings	2.1%
Cloud Software Group	2.0
VICI Properties	2.0
South Bow Canadian Infrastructure Holdings	2.0
Six Flags Entertainment	1.8
Level 3 Financing	1.6
Avis Budget Car Rental	1.5
Latam Airlines Group	1.5
First Quantum Minerals	1.5
Edison International	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000183993
Shareholder Report [Line Items]
Fund Name	U.S. High Yield Fund
Class Name	Advisor Class
Trading Symbol	TUHAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Advisor Class	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 522,054,000
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	39.70%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$522,054
Number of Portfolio Holdings	107

Holdings [Text Block]
Corporate Bonds	88.1%
Securities Lending Collateral	6.5
Bank Loans	5.5
Preferred Stocks	0.6
Short-Term and Other	-0.7

Largest Holdings [Text Block]
CCO Holdings	2.1%
Cloud Software Group	2.0
VICI Properties	2.0
South Bow Canadian Infrastructure Holdings	2.0
Six Flags Entertainment	1.8
Level 3 Financing	1.6
Avis Budget Car Rental	1.5
Latam Airlines Group	1.5
First Quantum Minerals	1.5
Edison International	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000183994
Shareholder Report [Line Items]
Fund Name	U.S. High Yield Fund
Class Name	I Class
Trading Symbol	TUHIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - I Class	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 522,054,000
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	39.70%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$522,054
Number of Portfolio Holdings	107

Holdings [Text Block]
Corporate Bonds	88.1%
Securities Lending Collateral	6.5
Bank Loans	5.5
Preferred Stocks	0.6
Short-Term and Other	-0.7

Largest Holdings [Text Block]
CCO Holdings	2.1%
Cloud Software Group	2.0
VICI Properties	2.0
South Bow Canadian Infrastructure Holdings	2.0
Six Flags Entertainment	1.8
Level 3 Financing	1.6
Avis Budget Car Rental	1.5
Latam Airlines Group	1.5
First Quantum Minerals	1.5
Edison International	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless